Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Target Volatility Portfolio
September 30, 2025
VIPTV-NPRT3-1125
1.955030.112
Bond Funds - 23.1%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a)	35,599	335,342
Fidelity Total Bond Fund (a)	3,792,077	36,745,227
Fidelity U.S. Bond Index Fund (a)	22,464	237,000
SPDR Bloomberg 1-10 Year TIPS ETF (b)	59,925	1,155,953
TOTAL BOND FUNDS (Cost $37,214,518)		38,473,522

Domestic Equity Funds - 46.2%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (a)	39,901	2,141,088
Fidelity Contrafund (a)	78,766	1,950,245
Fidelity Enhanced Large Cap Core ETF (a)	414,872	15,462,279
Fidelity Fundamental Small-Mid Cap ETF (a)	70,708	2,065,381
Fidelity Hedged Equity Fund (a)	143,576	2,130,661
Fidelity Stock Selector Small Cap Fund (a)	102,918	4,166,109
VIP Stock Selector Portfolio - Investor Class (a)	3,373,861	46,829,190
VIP Value Strategies Portfolio - Investor Class (a)	146,223	2,272,299
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,070,000)		77,017,252

International Equity Funds - 29.8%
	Shares	Value ($)
Fidelity Canada Fund (a)	16,069	1,268,040
Fidelity Emerging Markets Fund (a)	247,735	11,878,917
Fidelity Enhanced International ETF (a)(b)	230,582	8,134,933
Fidelity International Value Fund (a)	385,172	5,269,148
Fidelity Japan Smaller Companies Fund (a)	21,379	416,041
Fidelity Overseas Fund (a)	254,051	19,150,357
iShares Core MSCI Emerging Markets ETF (b)	53,451	3,523,490
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,118,491)		49,640,926

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.21	1,604,837	1,605,158
Fidelity Investments Money Market Government Portfolio - Institutional Class (a)(d)	4.08	117,746	117,746
Fidelity Securities Lending Cash Central Fund (c)(e)	4.19	4,231,602	4,232,025
TOTAL MONEY MARKET FUNDS (Cost $5,954,929)			5,954,929

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $145,357,938)	171,086,629
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(4,258,586)
NET ASSETS - 100.0%	166,828,043

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,851	58,037,776	56,673,469	268,023	-	-	1,605,158	1,604,837	0.0%
Fidelity Securities Lending Cash Central Fund	1,667,250	155,917,148	153,352,373	120,622	-	-	4,232,025	4,231,602	0.0%
Total	1,908,101	213,954,924	210,025,842	388,645	-	-	5,837,183

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	2,647,666	657,129	200	(145,860)	296,411	2,141,088	39,901
Fidelity Canada Fund	1,574,312	26,030	585,069	-	55,773	196,994	1,268,040	16,069
Fidelity Contrafund	5,159,276	768,587	4,191,456	15,561	1,238,677	(1,024,839)	1,950,245	78,766
Fidelity Emerging Markets Fund	14,379,550	6,611,771	10,515,160	-	(90,809)	1,493,565	11,878,917	247,735
Fidelity Enhanced International ETF	19,223,291	7,893,653	20,020,364	199,654	915,144	123,209	8,134,933	230,582
Fidelity Enhanced Large Cap Core ETF	17,216,133	13,952,344	16,874,072	61,406	103,349	1,064,525	15,462,279	414,872
Fidelity Fundamental Small-Mid Cap ETF	-	2,646,496	659,034	9,406	(93,057)	170,976	2,065,381	70,708
Fidelity Hedged Equity Fund	3,471,214	-	1,613,629	-	110,101	162,975	2,130,661	143,576
Fidelity International Value Fund	5,690,079	97,277	2,231,220	-	495,597	1,217,415	5,269,148	385,172
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,836	26,135,040	26,019,130	37,074	-	-	117,746	117,746
Fidelity Japan Smaller Companies Fund	1,835,521	-	1,591,502	-	220,860	(48,838)	416,041	21,379
Fidelity Long-Term Treasury Bond Index Fund	361,041	13,006	47,937	10,056	(7,966)	17,198	335,342	35,599
Fidelity Low-Priced Stock Fund	2,996,177	-	2,985,149	-	(168,934)	157,906	-	-
Fidelity Overseas Fund	11,529,837	14,009,932	8,127,453	-	969,361	768,680	19,150,357	254,051
Fidelity Stock Selector Small Cap Fund	-	6,180,108	2,143,169	-	(267,052)	396,222	4,166,109	102,918
Fidelity Total Bond Fund	33,606,729	27,771,543	25,743,471	1,368,233	(644,322)	1,754,748	36,745,227	3,792,077
Fidelity U.S. Bond Index Fund	500,944	18,187,586	18,386,512	128,749	(70,834)	5,816	237,000	22,464
Fidelity U.S. Low Volatility Equity Fund	213,490	6,566	225,714	-	44,658	(39,000)	-	-
VIP Stock Selector Portfolio - Investor Class	53,504,970	20,114,355	30,005,474	-	2,845,923	369,416	46,829,190	3,373,861
VIP Value Strategies Portfolio - Investor Class	-	3,575,453	1,225,607	46,199	(189,257)	111,710	2,272,299	146,223
	171,264,400	150,637,413	173,848,251	1,876,538	5,321,352	7,195,089	160,570,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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